Employee benefits, Significant actuarial assumptions (Details) $ in Thousands	Dec. 31, 2023 MXN ($) Employee	Dec. 31, 2022 Employee
Significant actuarial assumptions [Abstract]
Percentage of employees working under collective bargaining agreements	10.00%	10.00%
Number of employees | Employee	720	769
Discount Rate [Member]
Significant actuarial assumptions [Abstract]
Significant actuarial assumptions used for valuation	10.75%	10.50%
Discount Rate [Member] | 1.0% Increase [Member]
Significant actuarial assumptions [Abstract]
Increase (decrease) in the defined benefit obligation	$ (1,269)
Discount Rate [Member] | 1.0% Decrease [Member]
Significant actuarial assumptions [Abstract]
Increase (decrease) in the defined benefit obligation	$ 1,395
Salary Increase Rate [Member]
Significant actuarial assumptions [Abstract]
Significant actuarial assumptions used for valuation	4.00%	4.00%
Salary Increase Rate [Member] | 1.0% Increase [Member]
Significant actuarial assumptions [Abstract]
Increase (decrease) in the defined benefit obligation	$ 623
Salary Increase Rate [Member] | 1.0% Decrease [Member]
Significant actuarial assumptions [Abstract]
Increase (decrease) in the defined benefit obligation	$ (1,053)
Inflation Rate [Member]
Significant actuarial assumptions [Abstract]
Significant actuarial assumptions used for valuation	3.50%	3.50%
Average Working Life Expectancy [Member]
Significant actuarial assumptions [Abstract]
Significant actuarial assumptions used for valuation	14.00%	14.30%
Average Working Life Expectancy [Member] | Increase in 1 year [Member]
Significant actuarial assumptions [Abstract]
Increase (decrease) in the defined benefit obligation	$ (69)
Average Working Life Expectancy [Member] | Decrease in 1 year [Member]
Significant actuarial assumptions [Abstract]
Increase (decrease) in the defined benefit obligation	$ 25